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Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

RE:	PIMCO ETF Trust (the Registrant):
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund File No. 811-22250

Ladies and Gentlemen:

Attached for filing via the EDGAR system is the Registration Statement on Form N-14 under the Securities Act of 1933, as amended, for the Registrant. This Registration Statement is being filed in connection with the reorganization of PIMCO Mortgage-Backed Securities Fund, a series of PIMCO Funds, with and into PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund, a series of the Registrant, as described in the Registration Statement and in the form of Agreement and Plan of Reorganization filed therewith.

Pursuant to Rule 488 under the 1933 Act, the Registrant proposes the Registration Statement shall become effective on July 4, 2024.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3464.

Sincerely,

/s/Adam T. Teufel

Adam T. Teufel